Operating costs - Summary of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [abstract]
Personnel costs	€ (2,156)	€ (1,167)	€ (785)
Other operating expenses	(646)	(618)	(397)
Total sales and marketing expenses	€ (2,803)	€ (1,785)	€ (1,182)